Basis of Preparation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Significant Investments in Subsidiaries

Detailed below are the subsidiaries whose financial statements have been included in these consolidated financial statements:

	Main activity	Place of incorporation and principal place of business	% of direct and indirect equity interest as of
			12-31-2018	12-31-2017	12-31-2016
Subsidiaries:
Cofesur S.A.U. (1)	Holding	Argentina	100.00	100.00	97.64
Ferrosur Roca S.A. (2)	Train cargo transportation	Argentina	80.00	80.00	78.12
Recycomb S.A.U.	Waste recycling	Argentina	100.00	100.00	100.00
Yguazú Cementos S.A. (3)	Manufacture and marketing of cement and construction materials	Paraguay	51.00	51.00	51.00

(1)

As of December 2016, Loma Negra C.I.A.S.A. had advance funds for the purchase of an additional equity interest of 2.36%. This acquisition needed to be authorized by the Argentine State. On March 6, 2017, the transaction aforementioned was finally approved.

(2)	Controlled directly by Cofesur S.A.U.
(3)

Company controlled due to the business combination under common control made on December 22, 2016 (note 16). As a result, the statement of financial position line items of Yguazú Cementos S.A. as of December 31, 2016 were included in the consolidated statement of financial position of the Company as of December 31, 2016; in the case of the consolidated statement of profit or loss and other comprehensive income, the equity in profit or loss of Yguazú Cementos S.A. is presented in the line “Share of profit (loss) of associates” in each of the years presented since the consolidation of results for the 10-day period from December 22, 2016 to December 31, 2016 was not material for the Company’s consolidated financial statements.

Yguazu Cementos S.A. [member]
Statement [LineItems]
Summary of Financial Information on Ferrosur Roca S A
a)	Yguazú Cementos S.A.

As of	12.31.2018	12.31.2017
Current assets (1)	1,278,327,160	730,825,333
Non-current assets	4,118,220,214	3,482,599,805
Current liabilities (2)	750,929,946	569,154,594
Non-current liabilities (2)	2,141,955,405	1,967,426,624
Equity attributable to the owners of the Company	1,276,909,432	855,218,394
Non-controlling interests	1,226,752,592	821,625,525

(1)	Includes 570,921,230 and 165,280,282 of cash and cash equivalents as of December 31, 2018 and December 31, 2017, respectively.
(2)	Includes the financial loans described in note 25.

The summarized figures presented for Yguazú Cementos S.A. as of December 31, 2018 (as a consolidated subsidiary) reflect the book values of the assets and liabilities (see Note 16.1) and adjustments to conform to the Company’s accounting policies.

For the year ended	12.31.2018	12.31.2017
Net revenue	2,341,209,828	1,701,773,301
Finance cost, net	(226,732,359)	(107,405,382)
Depreciation	(341,286,473)	(252,098,033)
Income tax	(31,734,545)	(18,184,484)
Profit for the year	355,108,341	325,840,272

For the year ended	12.31.2018	12.31.2017
Net cash generated by operating activities	752,656,876	414,108,341
Net cash used in investing activities	(79,747,134)	(82,487,836)
Net cash used in financing activities	(315,318,864)	(543,362,464)

Ferrosur Roca S.A. [member]
Statement [LineItems]
Summary of Financial Information on Ferrosur Roca S A

As of	12.31.2018	12.31.2017
Current assets	707,915,038	710,726,928
Non-current assets	1,808,071,617	1,917,145,118
Current liabilities	1,614,662,438	1,238,481,096
Non-current liabilities	121,151,045	486,220,086
Equity attributable to the owners of the Company	595,607,854	684,451,766
Non-controlling interests	145,901,963	171,112,942

For the year ended	12.31.2018	12.31.2017	12.31.2016
Net revenue	2,587,464,615	2,619,954,825	2,414,868,460
Finance costs, net	(90,551,880)	(23,085,904)	(88,780,125)
Depreciation	(377,618,154)	(278,544,476)	(254,637,141)
Income tax	143,552,241	(53,207,420)	(77,744,862)
Profit or (loss) for the year	(111,054,891)	(55,970,669)	74,648,200

For the year ended	12.31.2018	12.31.2017	12.31.2016
Net cash (used in) generated by operating activities	(173,232,788)	249,905,667	497,567,822
Net cash used in investing activities	(270,847,398)	(420,408,029)	(263,999,071)
Net cash (used in) generated by financing activities	438,763,277	166,865,291	(219,807,442)